Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		43.4	94.6	60.7
Adjustments in respect of prior periods		5.3	(2.0)	4.5
		48.7	92.6	65.2
Deferred tax (benefit)/expense
Origination and reversal of temporary differences		(40.1)	(41.8)	(5.2)
Impact of change in tax rates		—	—	0.9
	15	(40.1)	(41.8)	(4.3)
Total tax expense		8.6	50.8	60.9

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Profit before tax	145.3	277.9	253.6
Tax charge at the standard UK corporation tax rate 25% (2024: 25%; 2023: 23.5%)	36.3	69.4	59.6
Difference in tax rates	(2.1)	(3.0)	3.5
Non tax deductible interest	—	—	(0.8)
Other income and expenses not taxable or deductible	10.4	4.5	11.7
Movement in unrecognized deferred tax	1.5	5.2	(5.7)
Recognition of previously unrecognized deferred tax assets	(10.5)	—	—
Movement in uncertain tax position	(32.3)	14.4	(12.8)
Impact of change in tax rates	—	—	0.9
Change in tax base of intangible assets due to internal reorganization	—	(37.7)	—
Prior period adjustment	5.3	(2.0)	4.5
Total tax expense	8.6	50.8	60.9

Income Tax Relating to Components Of Other Comprehensive Income
The tax charge/(benefit) relating to components of other comprehensive income/(loss) is as follows:

		Before tax	Tax charge	After tax
Year ended December 31, 2025	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		16.1	(4.9)	11.2
Exchange differences on translation of foreign operations		(32.9)	—	(32.9)
Cash flow hedges		(10.4)	1.6	(8.8)
Other comprehensive (loss)/income		(27.2)	(3.3)	(30.5)
Current tax			—
Deferred tax	15		(3.3)
			(3.3)
		Before tax	Tax charge	After tax
Year ended December 31, 2024	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		3.7	(1.1)	2.6
Exchange differences on translation of foreign operations		34.3	—	34.3
Cash flow hedges		5.5	(5.2)	0.3
Other comprehensive income/(loss)		43.5	(6.3)	37.2
Current tax			—
Deferred tax	15		(6.3)
			(6.3)
		Before tax	Tax benefit	After tax
Year ended December 31, 2023		€m	€m	€m
Remeasurement of post-employment benefit liabilities		(26.7)	6.3	(20.4)
Exchange differences on translation of foreign operations		11.7	—	11.7
Cash flow hedges		(58.7)	18.5	(40.2)
Other comprehensive (loss)/income		(73.7)	24.8	(48.9)
Current tax			—
Deferred tax			24.8
			24.8

Disclosure of current and deferred tax recognized directly in equity
Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period is not recognized in either net profit or loss or other comprehensive income but is directly credited to equity. These relate to the payment of employer taxes on shares issued under management share awards.

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Current tax benefit	—	—	0.3
Deferred tax (charge)/benefit	(0.1)	3.3	(1.5)
	(0.1)	3.3	(1.2)